Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Parent Company Only Condensed Financial Information [Abstract]
Condensed Balance Sheets

	2019	2018
Assets
Cash and cash equivalents	$10,037	$2,675
Investment in banking subsidiary	88,317	62,479
Investment in and advances to other subsidiary	238	233
Other assets	2,045	1,213
Total assets	$100,637	$66,600

Liabilities and Equity
Subordinated debentures	$14,806	$14,767
Other borrowings	5,000	6,000
Accrued expenses and other liabilities	167	274
Stockholders' equity	80,664	45,559
Total liabilities and stockholders' equity	$100,637	$66,600

Condensed Statements Of Operations

	2019	2018

Interest income	$-	$-
Other income	70	95
Interest expense	1,353	604
Other expense	758	877
Loss before income tax and before undistributed subsidiary income	(2,041)	(1,386)
Tax effect	427	290
Loss after income tax and before undistributed subsidiary income	(1,614)	(1,096)
Equity in undistributed subsidiary income	11,215	5,369
Net income	$9,601	$4,273
Comprehensive income	$9,702	$4,247

Condensed Statements Of Cash Flows

	2019	2018
Cash flows from operating activities
Net Income	$9,601	$4,273
Adjustments:
Effect of subsidiaries' operations	(11,215)	(5,369)
Amortization, net	39	-
Change in other assets and other liabilities	(939)	95
Net cash used by operating activities	(2,514)	(1,001)

Cash flows from investing activities
Investments in banking subsidiary	(14,000)	(13,133)
Net cash used by investing activities	(14,000)	(13,133)

Cash flows from financing activities
Proceeds from other borrowings	4,000	8,000
Repayments of other borrowings	(5,000)	(2,000)
Net proceeds from issuance of subordinated debentures	-	9,612
Net proceeds from the issuance of preferred stock private placement	14,000	-
Net proceeds from the issuance of common stock private placement	9,641	-
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	(23)	(42)
Exercise of warrants to common stock	1,258	716
Net cash from financing activities	23,876	16,286
Net change in cash and cash equivalents	7,362	2,152
Beginning cash and cash equivalents	2,675	523
Ending cash and cash equivalents	$10,037	$2,675